Summary of Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of accounting:

The financial statements and accompanying notes are prepared on the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates

Use of estimates:

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan management to make estimates and assumptions that affect reported amounts of assets and liabilities and changes therein, and when applicable, disclosure of contingent assets and liabilities at the date of the financial statements. Accordingly, actual results may differ from these estimates.

Benefits Paid to Participants	Benefits paid to participants: Distributions from the Plan are recorded in the period in which they are paid to participants in accordance with the terms of the Plan.
Investment Valuation and Income Recognition

Investment valuation and income recognition:

The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Investment Committee determines the Plan’s valuation policies utilizing information provided by the investment advisors, custodians, and insurance company. See Note C for discussion of fair value measurements. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net realized/unrealized appreciation in fair value of investments includes the gains and losses on investments bought, sold and held during the year. Investment income and appreciation for each participant-directed investment fund is allocated to each participant in the same ratio that the participant’s account balance in that fund bears to the total account balances for all participants in that fund.

Notes Receivable from Participants

Notes receivable from participants:

Loans issued to participants in the form of promissory notes are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.
Administrative Expenses

Administrative expenses:

Investment-related expenses are paid from the Plan's assets, while recordkeeping expenses are paid by the Company. Certain investment-related expenses are recorded as a reduction of net investment income in the financial statements. Personnel and facilities of the Company have been used by the Plan for its accounting and other activities at no cost to the Plan's participants.